Cost-Method Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Cost-Method Investment [Abstract]
Cost-Method Investment
6. Cost-Method Investment

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL Ventures, Inc. (“DCL”) in connection with Mr. Lerner’s separation from the Company. Pursuant to this agreement, the Company has made multiple investments in DCL by purchasing (i) 50,000 shares of DCL’s common stock for an aggregate purchase price of $50,000 in April 2013, (ii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in July 2013 and (iii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in October 2013. These nonmarketable securities have been recorded in Investments on the Company’s Condensed Consolidated Balance Sheet measured on a cost basis (See Note 16).

As of September 30, 2013, the aggregate carrying amount of the Company’s cost-method investment in DCL, which was a noncontrolled entity, was $75,000. The Company assesses all cost-method investments for impairment quarterly. No impairment loss was recorded during the three and nine months ended September 30, 2013. The Company does not reassess the fair value of cost-method investments if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments (See Note 16).

6. Cost-Method Investment

On January 31, 2013, the Company entered into a subscription agreement with Darrell Lerner and DCL Ventures, Inc. (“DCL”) in connection with Mr. Lerner’s separation from the Company. Pursuant to this agreement, the Company has made multiple investments in DCL by purchasing (i) 50,000 shares of DCL’s common stock for an aggregate purchase price of $50,000 in April 2013, (ii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in July 2013, (iii) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in October 2013 and (iv) 25,000 shares of DCL’s common stock for an aggregate purchase price of $25,000 in January 2014. These nonmarketable securities have been recorded in Investments on the Company’s Condensed Consolidated Balance Sheet measured on a cost basis (See Note 15).

As of December 31, 2013, the aggregate carrying amount of the Company’s cost-method investment in DCL, which was a noncontrolled entity, was $100,000. The Company assesses all cost-method investments for impairment quarterly. No impairment loss was recorded during the year ended December 31, 2013. The Company does not reassess the fair value of cost-method investments if there are no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments (See Note 15).